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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: June 30 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  540 Madison Avenue
          27th Floor
          New York, NY 10022

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        07/16/2007
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total: $1,419,796
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
June 30 2007

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------
ALLEGHENY ENERGY, INC.      COM		017361106      44,465	 859,400   SH		SOLE	NONE   859,400  0
AMERICAN EXPRESS CO	    COM		025816109      20,385	 333,200   SH		SOLE	NONE   333,200	0
ANHEUSER BUSCH COS INC	    COM		035229103      35,568    681,900   SH    	SOLE	NONE   681,900	0
AVIS BUDGET GROUP INC	    COM         053774105      11,937    419,880   SH           SOLE	NONE   419,880  0
BANKATLANTIC BANCORP INC    COM CL A	065908501	5,807	 674,400   SH		SOLE	NONE   674,400  0
CABOT CORP		    COM		127055101      38,053    798,100   SH		SOLE	NONE   798,100	0
CLEAR CHANNEL OUTDOOR	    COM	CL A	18451C109      23,692    836,000   SH		SOLE	NONE   836,000  0
COPART INC                  COM         217204106      49,801  1,628,002   SH           SOLE	NONE 1,628,002  0
CROSSTEX ENERGY, INC	    COM		22765Y104      19,554    680,625   SH		SOLE	NONE   680,625  0
CROWN CASTLE INTL CORP      COM         228227104      70,705  1,949,400   SH           SOLE	NONE 1,949,400  0
CSX CORP		    COM		126408103      42,330	 939,000   SH		SOLE	NONE   939,000	0
DISCOVERY HOLDINGS CO	    Com CL A	25468Y107      40,759  1,772,911   SH		SOLE	NONE 1,772,911  0
DSW INC         	    COM	CL A	23334L102       1,720     49,400   SH		SOLE	NONE    49,400  0
EAGLE MATERIALS INC         COM		26969P108      16,667    339,800   SH		SOLE	NONE   339,800  0
ELECTRONIC GAMECARD INC	    COM		285716106	  325    955,800   SH		SOLE	NONE   955,800  0
FREEPORT-MCMORAN COPPER	    COM		35671D857      60,360    728,809   SH		SOLE	NONE   728,809  0
GENERAL MOTORS CORP	    COM		370442105      12,175    322,100   SH		SOLE	NONE   322,100  0
HOME DEPOT INC	    	    COM		437076102	6,449	 163,900   SH		SOLE	NONE   163,900	0
ITC HOLDINGS CORP           COM		465685105       1,109	  27,300   SH		SOLE	NONE    27,300  0
J B HUNT TRANS SVCS INC     COM		445658107      14,044    479,000   SH		SOLE	NONE   479,000  0
LAMAR ADVERTISING CO	    COM	CL A	512815101      79,332  1,264,050   SH		SOLE	NONE 1,264,050  0
LEGG MASON INC     	    COM		524901105       6,100     62,000   SH		SOLE	NONE    62,000  0
LIBERTY GLOBAL INC	    COM SER C	530555309      54,021  1,374,580   SH		SOLE	NONE 1,374,580  0
LIBERTY MEDIA HLDG CORP     COM SER A   53071M104      52,584  2,354,849   SH		SOLE	NONE 2,354,849  0
LIBERTY MEDIA HLDG CORP     COM SER A   53071M302      16,534    140,500   SH		SOLE	NONE   140,500  0
LITHIA MOTORS INC	    COM	CL A	536797103      13,663    539,200   SH		SOLE	NONE   539,200  0
M&F WORLDWIDE CORP	    COM		552541104       5,047	  75,800   SH		SOLE	NONE	75,800	0
MACY'S INC		    COM  	55616P104       7,514    188,900   SH		SOLE    NONE   188,900  0
MC DONALDS CORP		    COM		580135101      23,304    459,092   SH		SOLE	NONE   459,092	0
NATIONAL HEALTH INVESTORS   COM		63633D104       5,665    178,600   SH		SOLE	NONE   178,600  0
NORFOLK SOUTHERN CORP       COM		655844108      61,307  1,166,200   SH		SOLE	NONE 1,166,200  0
NUSTAR GP HOLDINGS, LLC     COM         67059L102       3,902    101,976   SH           SOLE	NONE   101,976  0
NYSE EURONEXT, INC   	    COM		629491101      14,847    201,674   SH		SOLE	NONE   201,674	0
REPUBLIC PROPERTY TRUST     COM		760737106	6,522	 532,400   SH		SOLE	NONE   532,400  0
SCIENTIFIC GAMES CORP	    COM CL A	80874P109      52,320  1,497,000   SH		SOLE	NONE 1,497,000  0
SEARS HOLDINGS CORPORATION  COM         812350106     204,798  1,208,245   SH           SOLE	NONE 1,208,245  0
SONIC CORP 	   	    COM		835451105      13,958    631,000   SH		SOLE	NONE   631,000	0
STARWOOD HOTELS & RESORTS   COM		85590A401      27,163    405,000   SH		SOLE	NONE   405,000	0
STATE AUTO FINANCIAL CORP   COM         855707105       6,251    203,939   SH           SOLE	NONE   203,939  0
TARRAGON CORP		    COM		876287103	1,802	 213,000   SH		SOLE	NONE   213,000  0
UNION PACIFIC CORP	    COM		907818108      68,698	 596,600   SH		SOLE	NONE   596,600  0
UNITED CAPITAL CORP         COM		909912107	1,113     38,700   SH     	SOLE    NONE    38,700  0
U-STORE-IT TRUST	    COM		91274F104	   22	     748   SH		SOLE	NONE       748  0
WILLIAMS SONOMA INC	    COM		969904101      14,085	 446,000   SH		SOLE	NONE   446,000	0
WYNDHAM WORLDWIDE CORP	    CoM         98310W108      12,004	 331,059   SH		SOLE	NONE   331,059  0


Options


SCIENTIFIC GAMES CORP	    COM CL A	80874P109       5,243	 150,000   SH	CALL	SOLE	NONE   150,000	0
SEARS HOLDINGS CORPORATION  CoM         812350106     146,092    861,900   SH   CALL    SOLE    NONE   861,900  0





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